Financial Instruments (Schedule of Change in Interest Rate Profit (Loss)) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Increase of 1% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	€ 1,012	€ 804
Increase of 3% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	2,604	2,473
Decrease of 1% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	(581)	(863)
Decrease of 3% [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) from increase decrease in interest rate	€ (2,172)	€ (2,532)